T. ROWE PRICE RETIREMENT 2005 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.3%
T. Rowe Price Funds:
New Income Fund	231,959	19,610	4,077	25,499,623	253,211
Limited Duration Inflation Focused
Bond Fund	204,741	17,180	5,356	43,189,886	224,156
International Bond Fund (USD
Hedged)	78,167	7,074	1,654	8,348,059	85,317
Emerging Markets Bond Fund	59,596	1,785	1,297	5,823,932	65,228
High Yield Fund	51,390	6,177	1,156	9,101,676	58,797
Dynamic Global Bond Fund	50,601	3,740	1,074	5,510,509	53,948
Floating Rate Fund	19,673	586	439	2,176,498	20,241
U. S. Treasury Long-Term Fund	12,990	313	289	845,027	12,878
Total Bond Mutual Funds (Cost $745,548)					773,776

EQUITY MUTUAL FUNDS 37.8%
T. Rowe Price Funds:
Equity Index 500 Fund	239,283	9,998	46,888	1,850,261	172,444
International Value Equity Fund	39,905	620	2,275	3,357,768	42,106
Growth Stock Fund	5,516	29,718	184	422,862	39,821
International Stock Fund	34,628	624	611	2,072,721	39,402
Overseas Stock Fund	38,415	506	4,246	3,596,094	38,658
Value Fund	4,459	31,997	168	1,043,784	37,921
Emerging Markets Stock Fund	22,095	167	1,607	521,089	24,418
Mid-Cap Growth Fund	20,112	268	409	215,668	22,156
Mid-Cap Value Fund	17,145	323	341	713,155	19,305
New Horizons Fund(2)	16,019	50	2,727	179,371	14,353
Small-Cap Stock Fund(2)	11,060	666	608	231,572	12,373
Real Assets Fund	11,181	175	466	1,070,083	12,135
Small-Cap Value Fund	10,399	163	234	266,776	11,589
U. S. Large-Cap Core Fund	126	3,941	9	159,630	4,580
Emerging Markets Discovery Stock
Fund	203	1,365	10	133,410	1,581
Total Equity Mutual Funds (Cost $285,570)					492,842

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 3.0%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	43,133	37,265	40,674	39,724,069	39,724
	Total Short-Term Investments (Cost $39,724)				39,724

	Total Investments in Securities 100.1%
	(Cost $1,070,842)				$1,306,342

	Other Assets Less Liabilities (0.1)%				(665)

	Net Assets 100.0%				$1,305,677

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$15	$681	$328
Emerging Markets Bond Fund	(56)	5,144	748
Emerging Markets Discovery
Stock Fund	1	23	—
Emerging Markets Stock Fund	356	3,763	—
Equity Index 500 Fund	58,030	(29,949)	1,010
Floating Rate Fund	(10)	421	227
Growth Stock Fund	45	4,771	—
High Yield Fund	13	2,386	834
International Bond Fund (USD
Hedged)	35	1,730	411
International Stock Fund	144	4,761	—
International Value Equity Fund	19	3,856	—
Limited Duration Inflation
Focused Bond Fund	67	7,591	450
Mid-Cap Growth Fund	104	2,185	—
Mid-Cap Value Fund	50	2,178	—
New Horizons Fund	1,589	1,011	—
New Income Fund	153	5,719	1,786
Overseas Stock Fund	348	3,983	—
Real Assets Fund	39	1,245	—
Small-Cap Stock Fund	159	1,255	—
Small-Cap Value Fund	21	1,261	—
U. S. Large-Cap Core Fund	2	522	—
U. S. Treasury Long-Term Fund	11	(136)	61
Value Fund	33	1,633	—
U. S. Treasury Money Fund	—	—	30
Totals	$61,168#	$26,034	$5,885+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $5,885 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.